SELECTED STATEMENTS OF INCOME DATA (Schedule of Selected Statements of Income Data) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial expenses:
Interest on short-term and long-term bank credit and bank charges and long-term debt	$ (310)	$ (360)	$ (412)
Foreign exchange loss, net	(1,328)	(1,971)
Total financial expenses	(1,638)	(2,331)	(412)
Financial income:
Interest on short-term and long-term bank deposits	158	664	670
Foreign exchange gains, net			1,103
Total financial income	158	664	1,773
Financial income (expenses), net	$ (1,480)	$ (1,667)	$ 1,361